Net investment in lease - Additional Information (Detail)	1 Months Ended
	Nov. 30, 2021 vessel TEU	Sep. 30, 2021 vessel TEU	Feb. 28, 2021 TEU	Feb. 29, 2020 vessel
Leases [Abstract]
Number of vessels acquired				6
Extended leases term				6 years
Term of agreement	18 years	18 years	18 years
Capacity in TEUs | TEU	12,200	12,200	12,000
Number of vessels	2	1